Acquisitions - Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Dec. 31, 2015	May 29, 2015	Dec. 31, 2014	May 06, 2014
Allocation of purchase price to the estimated fair values of the assets acquired and liabilities assumed
Property and equipment				$ 0
Goodwill	$ 257,845	$ 251,024		$ 253,851		$ 77,617
Cadillac Jack [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents					$ 4,200
Allocation of purchase price to the estimated fair values of the assets acquired and liabilities assumed
Current assets					34,871
Property and equipment		$ 0	$ 0		29,634
Goodwill					171,497
Intangible assets					199,752
Other long-term assets					23,828
Total assets					459,582
Current liabilities					8,636
Deferred tax liability non-current					51,486
Other long-term liabilities					19,000
Total equity purchase price					$ 380,460
C2 Gaming, LLC [Member]
Allocation of purchase price to the estimated fair values of the assets acquired and liabilities assumed
Current assets							$ 545
Property and equipment							534
Goodwill							13,744
Intangible assets							8,722
Total assets							23,545
Total liabilities							272
Total equity purchase price							$ 23,273